PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited)
1
Voya VACS Series MCV Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.0%
Communication Services : 0.7%
878
Electronic Arts, Inc.
$ 122,463
0.1
1,676
Fox Corp. - Class A
49,928
0.1
946
Fox Corp. - Class B
25,901
0.0
3,336  Interpublic Group of
Cos., Inc.
104,750
0.1
745
(1)
Liberty Broadband
Corp. - Class C
44,834
0.0
846
(1)
Liberty Media Corp.-
Liberty Formula One
- Class C, Tracking
Stock
61,555
0.1
504
(1)
Live Nation
Entertainment, Inc.
48,878
0.0
1,634  New York Times Co.
- Class A
72,354
0.1
2,153
News Corp. - Class A
57,873
0.1
204  Nexstar Media Group,
Inc.
33,899
0.0
1,318
Omnicom Group, Inc.
116,498
0.1
738,933
0.7
Consumer Discretionary : 12.5%
10,550
(1)
Aptiv PLC
838,620
0.8
565
(1)
AutoNation, Inc.
84,637
0.1
1,431
Best Buy Co., Inc.
115,739
0.1
38,311
BorgWarner, Inc.
1,192,621
1.2
919
Brunswick Corp.
80,321
0.1
489
(1)
CarMax, Inc.
38,631
0.0
7,450  Darden Restaurants,
Inc.
1,271,790
1.3
5,867  Dick's Sporting Goods,
Inc.
1,043,681
1.0
576
(1)
Dollar Tree, Inc.
84,488
0.1
1,578
DR Horton, Inc.
235,816
0.2
18,875
eBay, Inc.
892,410
0.9
1,117
Garmin Ltd.
153,420
0.2
3,857
Gentex Corp.
140,896
0.1
686
Genuine Parts Co.
102,392
0.1
368
(1)
Grand Canyon
Education, Inc.
49,606
0.1
921
H&R Block, Inc.
45,083
0.1
3,386  Hilton Worldwide
Holdings, Inc.
691,828
0.7
259  Hyatt Hotels Corp.
- Class A
39,780
0.0
671
Lear Corp.
92,162
0.1
1,250
Lennar Corp. - Class A
198,137
0.2
1,325
LKQ Corp.
69,284
0.1
1,959
(1)
Mattel, Inc.
38,592
0.0
37
(1)
NVR, Inc.
282,146
0.3
364  Penske Automotive
Group, Inc.
55,874
0.1
329
Polaris, Inc.
30,502
0.0
1,501
PulteGroup, Inc.
162,678
0.2
4,582
Ralph Lauren Corp.
851,885
0.8
6,375
Ross Stores, Inc.
949,620
0.9
1,268
(1)
Skechers USA, Inc.
- Class A
78,375
0.1
890
Tapestry, Inc.
42,302
0.1
7,475
Target Corp.
1,143,077
1.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
275
Thor Industries, Inc.
$ 35,250
0.0
1,046
Toll Brothers, Inc.
119,913
0.1
231
(1)
TopBuild Corp.
92,950
0.1
158
Vail Resorts, Inc.
36,389
0.0
242
Whirlpool Corp.
25,988
0.0
550
Williams-Sonoma, Inc.
129,541
0.1
8,225
Yum! Brands, Inc.
1,138,505
1.1
12,674,929
12.5
Consumer Staples : 3.7%
7,961  Albertsons Cos., Inc.
- Class A
161,449
0.2
17,345
(1)
BJ's Wholesale Club
Holdings, Inc.
1,266,879
1.2
617  Casey's General
Stores, Inc.
187,870
0.2
654
Ingredion, Inc.
76,930
0.1
551
Kellogg Co.
30,388
0.0
4,085
Kroger Co.
202,657
0.2
1,153  Molson Coors
Beverage Co. - Class
B
71,970
0.1
330
(1)
Post Holdings, Inc.
34,373
0.0
4,700
Sysco Corp.
380,559
0.4
1,339  Tyson Foods, Inc.
- Class A
72,627
0.1
25,133
(1)
US Foods Holding
Corp.
1,276,505
1.2
3,762,207
3.7
Energy : 3.9%
25,900
Baker Hughes Co.
766,381
0.8
1,270
(2)
Chesapeake Energy
Corp.
105,131
0.1
61,352
Coterra Energy, Inc.
1,581,654
1.6
23,500
Devon Energy Corp.
1,035,410
1.0
3,196
HF Sinclair Corp.
177,378
0.2
1,261
Marathon Oil Corp.
30,579
0.0
1,623
Phillips 66
231,294
0.2
3,927,827
3.9
Financials : 14.8%
667  Affiliated Managers
Group, Inc.
104,259
0.1
766
Aflac, Inc.
61,847
0.1
10,800  American Financial
Group, Inc.
1,378,836
1.4
2,633  Annaly Capital
Management, Inc.
50,264
0.0
1,114
(1)
Arch Capital Group
Ltd.
97,575
0.1
218  Arthur J Gallagher &
Co.
53,177
0.0
182
Assurant, Inc.
33,024
0.0
21,520  Bank of New York
Mellon Corp.
1,207,057
1.2
895
Brown & Brown, Inc.
75,368
0.1
1,245
Carlyle Group, Inc.
57,083
0.1
397  Cboe Global Markets,
Inc.
76,224
0.1

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,977  Corebridge Financial,
Inc.
$ 49,089
0.0
71
(1)
Credit Acceptance
Corp.
39,306
0.0
632  Discover Financial
Services
76,282
0.1
520  East West Bancorp,
Inc.
37,887
0.0
864  Evercore, Inc. - Class
A
161,637
0.2
168
Everest Re Group Ltd.
61,972
0.1
20,075  Fidelity National
Financial, Inc.
1,015,393
1.0
917
Fifth Third Bancorp
31,490
0.0
572  First American
Financial Corp.
33,410
0.0
9,519
Global Payments, Inc.
1,234,614
1.2
370
Globe Life, Inc.
46,964
0.0
15,268  Hartford Financial
Services Group, Inc.
1,463,285
1.4
615
Houlihan Lokey, Inc.
79,126
0.1
44,303  Huntington
Bancshares, Inc.
577,711
0.6
465  Interactive Brokers
Group, Inc. - Class A
50,555
0.0
1,826  Janus Henderson
Group PLC
56,898
0.1
937
Loews Corp.
70,397
0.1
8,373  MGIC Investment
Corp.
166,539
0.2
81
MSCI, Inc.
45,439
0.0
833
Nasdaq, Inc.
46,815
0.0
38,220  Old Republic
International Corp.
1,106,851
1.1
442
Popular, Inc.
36,986
0.0
424  Principal Financial
Group, Inc.
34,285
0.0
1,400
Progressive Corp.
265,384
0.3
14,500  Prosperity Bancshares,
Inc.
904,945
0.9
231  Reinsurance Group of
America, Inc.
40,852
0.0
6,316
Rithm Capital Corp.
68,465
0.1
398
RLI Corp.
58,287
0.1
1,146
SEI Investments Co.
77,068
0.1
738
State Street Corp.
54,413
0.1
481
Stifel Financial Corp.
36,489
0.0
1,486
Synchrony Financial
61,372
0.1
9,259  T. Rowe Price Group,
Inc.
1,049,508
1.0
540  Tradeweb Markets,
Inc. - Class A
57,143
0.1
1,161
Unum Group
57,411
0.1
383
(3)
Voya Financial, Inc.
26,182
0.0
14,133
W.R. Berkley Corp.
1,181,519
1.2
4,964  Willis Towers Watson
PLC
1,353,236
1.3
15,009,919
14.8
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care : 7.4%
6,200  Agilent Technologies,
Inc.
$ 851,632
0.8
2,870
Cardinal Health, Inc.
321,383
0.3
135
(1)
Charles River
Laboratories
International, Inc.
34,316
0.0
47
Chemed Corp.
29,428
0.0
11,332
Cooper Cos., Inc.
1,060,675
1.0
984  Encompass Health
Corp.
73,209
0.1
700
(1)
Enovis Corp.
41,867
0.0
1,246
(1)
Fortrea Holdings, Inc.
46,775
0.0
901
(1)
Henry Schein, Inc.
68,899
0.1
15,345
(1)
Hologic, Inc.
1,132,461
1.1
3,101
(1)
ICON PLC
994,243
1.0
499  Laboratory Corp. of
America Holdings
107,699
0.1
184
(1)
Molina Healthcare, Inc.
72,479
0.1
11,084
Quest Diagnostics, Inc.
1,384,281
1.4
294
STERIS PLC
68,475
0.1
136
(1)
United Therapeutics
Corp.
30,687
0.0
561  Universal Health
Services, Inc. - Class B
93,721
0.1
4,672
Viatris, Inc.
57,793
0.1
8,750  Zimmer Biomet
Holdings, Inc.
1,088,150
1.1
7,558,173
7.4
Industrials : 24.2%
1,575
A.O. Smith Corp.
130,567
0.1
559
Acuity Brands, Inc.
140,443
0.1
782
AECOM
69,465
0.1
10,003
AGCO Corp.
1,097,329
1.1
18,091
(1)
Alaska Air Group, Inc.
676,422
0.7
2,223  Allison Transmission
Holdings, Inc.
167,459
0.2
554
AMETEK, Inc.
99,820
0.1
433  Armstrong World
Industries, Inc.
52,224
0.0
783
(1)
AZEK Co., Inc.
37,670
0.0
963
(1)
Builders FirstSource,
Inc.
187,958
0.2
606  BWX Technologies,
Inc.
61,103
0.1
198
(1)
CACI International, Inc.
- Class A
74,220
0.1
491
Carlisle Cos., Inc.
171,850
0.2
14,235
Carrier Global Corp.
791,181
0.8
421  CH Robinson
Worldwide, Inc.
31,188
0.0
437
(1)
Clean Harbors, Inc.
79,578
0.1
3,340
(1)
Core & Main, Inc.
- Class A
159,418
0.2
737
Crane Holdings Co.
43,056
0.0
256
Cummins, Inc.
68,764
0.1
238
Curtiss-Wright Corp.
56,232
0.1
2,403
Delta Air Lines, Inc.
101,575
0.1
895
Donaldson Co., Inc.
64,100
0.1
494
Dover Corp.
81,698
0.1

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
653
EMCOR Group, Inc.
$ 204,729
0.2
899
Esab Corp.
89,109
0.1
2,268  Expeditors
International of
Washington, Inc.
271,253
0.3
691
Fastenal Co.
50,450
0.0
669
Ferguson PLC
141,460
0.1
1,049
Fortive Corp.
89,301
0.1
2,293  Fortune Brands
Innovations, Inc.
186,513
0.2
6,446
(1)
FTI Consulting, Inc.
1,333,548
1.3
26,600
Genpact Ltd.
904,400
0.9
864
Graco, Inc.
78,849
0.1
720
(1)
GXO Logistics, Inc.
37,267
0.0
955  Howmet Aerospace,
Inc.
63,555
0.1
1,577
Hubbell, Inc.
600,317
0.6
272  Huntington Ingalls
Industries, Inc.
79,321
0.1
897
Ingersoll Rand, Inc.
81,923
0.1
970
ITT, Inc.
122,356
0.1
1,088
Jacobs Solutions, Inc.
159,555
0.2
6,498  JB Hunt Transport
Services, Inc.
1,340,602
1.3
458
(1)
Kirby Corp.
40,176
0.0
17,540  Knight-Swift
Transportation
Holdings, Inc.
988,204
1.0
4,100
Landstar System, Inc.
779,820
0.8
11,327
Leidos Holdings, Inc.
1,448,270
1.4
247  Lennox International,
Inc.
116,389
0.1
2,250  Lincoln Electric
Holdings, Inc.
577,350
0.6
10,529
ManpowerGroup, Inc.
759,773
0.7
3,532
Masco Corp.
271,116
0.3
1,926  MDU Resources
Group, Inc.
41,756
0.0
7,700
(1)
Middleby Corp.
1,171,632
1.2
216
MSA Safety, Inc.
39,776
0.0
1,502  MSC Industrial Direct
Co., Inc. - Class A
151,612
0.1
360
Nordson Corp.
95,634
0.1
1,609
nVent Electric PLC
108,318
0.1
1,312
Oshkosh Corp.
145,448
0.1
1,170
Otis Worldwide Corp.
111,501
0.1
1,895
Owens Corning
283,833
0.3
1,999
PACCAR, Inc.
221,669
0.2
601
Pentair PLC
46,752
0.0
498
Quanta Services, Inc.
120,272
0.1
421
RB Global, Inc.
31,958
0.0
2,841
Regal Rexnord Corp.
487,203
0.5
4,664
Republic Services, Inc.
856,310
0.8
2,347  Robert Half
International, Inc.
188,699
0.2
1,446
Ryder System, Inc.
164,989
0.2
178
(1)
Saia, Inc.
102,421
0.1
1,875  Schneider National,
Inc. - Class B
44,156
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
616  Science Applications
International Corp.
$ 86,215
0.1
211
(1)
SiteOne Landscape
Supply, Inc.
35,549
0.0
560
Snap-on, Inc.
154,370
0.1
1,158
Southwest Airlines Co.
39,685
0.0
982  SS&C Technologies
Holdings, Inc.
62,612
0.1
431  Stanley Black &
Decker, Inc.
38,484
0.0
212
Tetra Tech, Inc.
37,592
0.0
16,704
Textron, Inc.
1,487,825
1.5
410
Timken Co.
34,436
0.0
10,125
Toro Co.
934,639
0.9
340  Trane Technologies
PLC
95,870
0.1
8,125
TransUnion
630,744
0.6
130
United Rentals, Inc.
90,125
0.1
1,939
Vestis Corp.
36,376
0.0
424
Watsco, Inc.
167,107
0.2
576  Westinghouse Air
Brake Technologies
Corp.
81,383
0.1
420
Woodward, Inc.
59,426
0.1
511
(1)
XPO, Inc.
61,483
0.1
6,300
Xylem, Inc.
800,415
0.8
24,607,201
24.2
Information Technology : 9.5%
1,394
(1)
Akamai Technologies,
Inc.
154,622
0.1
1,161
Amdocs Ltd.
105,883
0.1
7,628  Amphenol Corp.
- Class A
833,283
0.8
664
(1)
Arrow Electronics, Inc.
78,020
0.1
144  Broadridge Financial
Solutions, Inc.
29,316
0.0
555
(1)
Cirrus Logic, Inc.
50,960
0.0
3,267  Cognizant Technology
Solutions Corp. - Class
A
258,158
0.3
1,961
Corning, Inc.
63,223
0.1
823  Dolby Laboratories,
Inc. - Class A
66,663
0.1
603
(1)
F5, Inc.
112,894
0.1
39,200
(1)
Flex Ltd.
1,103,480
1.1
7,763  Hewlett Packard
Enterprise Co.
118,230
0.1
1,775
HP, Inc.
50,286
0.0
920
Jabil, Inc.
132,563
0.1
239  Jack Henry &
Associates, Inc.
41,531
0.0
504
(1)
Keysight Technologies,
Inc.
77,767
0.1
216
Littelfuse, Inc.
51,460
0.0
9,200
Maximus, Inc.
769,672
0.8
10,450
MKS Instruments, Inc.
1,282,842
1.3
2,200  Motorola Solutions,
Inc.
726,858
0.7
671
NetApp, Inc.
59,800
0.1

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
284
(1)
Qorvo, Inc.
$ 32,532
0.0
11,400  Skyworks Solutions,
Inc.
1,196,088
1.2
891
TD SYNNEX Corp.
92,575
0.1
66
(1)
Teledyne Technologies,
Inc.
28,200
0.0
403
(1)
VeriSign, Inc.
78,702
0.1
1,384
Vontier Corp.
59,512
0.1
18,600
(1)
Western Digital Corp.
1,106,142
1.1
4,050
Western Union Co.
54,310
0.1
2,854
(1)
Zebra Technologies
Corp. - Class A
797,636
0.8
9,613,208
9.5
Materials : 11.0%
4,167
Amcor PLC
37,753
0.0
5,667
AptarGroup, Inc.
795,987
0.8
3,810
Avery Dennison Corp.
824,979
0.8
26,802
(1)
Axalta Coating
Systems Ltd.
877,230
0.9
890  Berry Global Group,
Inc.
51,807
0.0
893  CF Industries
Holdings, Inc.
72,083
0.1
633
Corteva, Inc.
33,878
0.0
16,131
Crown Holdings, Inc.
1,235,957
1.2
1,463  DuPont de Nemours,
Inc.
101,225
0.1
226
Eagle Materials, Inc.
57,302
0.1
722
Eastman Chemical Co.
63,348
0.1
8,700
Franco-Nevada Corp.
912,282
0.9
2,944  Graphic Packaging
Holding Co.
76,397
0.1
2,257
Huntsman Corp.
57,779
0.1
2,951
International Paper Co.
104,347
0.1
878
Louisiana-Pacific Corp.
64,946
0.1
2,538  LyondellBasell
Industries NV - Class A
254,511
0.2
124  Martin Marietta
Materials, Inc.
71,636
0.1
915
Mosaic Co.
28,511
0.0
116
NewMarket Corp.
74,434
0.1
1,413
Nucor Corp.
271,720
0.3
1,481
Olin Corp.
79,678
0.1
8,894  Packaging Corp. of
America
1,611,504
1.6
281
PPG Industries, Inc.
39,790
0.0
1,768  Reliance Steel &
Aluminum Co.
567,917
0.6
243
Royal Gold, Inc.
24,939
0.0
9,275
RPM International, Inc.
1,069,871
1.0
1,027
Silgan Holdings, Inc.
45,096
0.0
655
Sonoco Products Co.
37,125
0.0
1,610
Steel Dynamics, Inc.
215,450
0.2
826  United States Steel
Corp.
39,103
0.0
1,545
(1)
Valvoline, Inc.
65,879
0.1
236
Vulcan Materials Co.
62,741
0.1
8,761
Westlake Corp.
1,215,238
1.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
1,201
Westrock Co.
$ 54,393
0.0
11,196,836
11.0
Real Estate : 6.8%
10,375  Alexandria Real Estate
Equities, Inc.
1,294,074
1.3
1,002  American Homes 4
Rent - Class A
37,084
0.0
2,317  Apartment Income
REIT Corp.
70,251
0.1
481  AvalonBay
Communities, Inc.
85,151
0.1
11,513
Camden Property Trust
1,087,748
1.1
1,529
(1)
CBRE Group, Inc.
- Class A
140,500
0.1
1,037
CubeSmart
45,224
0.0
330  EastGroup Properties,
Inc.
57,978
0.1
11,343  Equity LifeStyle
Properties, Inc.
763,611
0.8
645
Equity Residential
38,836
0.0
181  Essex Property Trust,
Inc.
41,883
0.0
304  Extra Space Storage,
Inc.
42,855
0.0
948  First Industrial Realty
Trust, Inc.
50,244
0.1
4,285  Host Hotels & Resorts,
Inc.
88,871
0.1
956
Invitation Homes, Inc.
32,571
0.0
527
Iron Mountain, Inc.
41,443
0.0
339
(1)
Jones Lang LaSalle,
Inc.
64,491
0.1
11,500  Lamar Advertising Co.
- Class A
1,271,325
1.3
34,400  National Retail
Properties, Inc.
1,399,736
1.4
547  Regency Centers
Corp.
33,887
0.0
909
STAG Industrial, Inc.
33,760
0.0
5,307
Weyerhaeuser Co.
182,455
0.2
6,903,978
6.8
Utilities : 3.5%
27,403
Alliant Energy Corp.
1,308,493
1.3
576
Ameren Corp.
41,005
0.0
1,164
Atmos Energy Corp.
131,427
0.1
1,596  CenterPoint Energy,
Inc.
43,890
0.1
740
CMS Energy Corp.
42,454
0.0
909  Consolidated Edison,
Inc.
79,274
0.1
513
DTE Energy Co.
55,584
0.1
1,185
Edison International
80,604
0.1
453
Entergy Corp.
46,011
0.1
631
Evergy, Inc.
31,260
0.0
1,016
FirstEnergy Corp.
37,196
0.0
2,658  Hawaiian Electric
Industries, Inc.
32,374
0.0
287
IDACORP, Inc.
25,288
0.0

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
643
National Fuel Gas Co.
$ 31,340
0.0
2,774
NiSource, Inc.
72,290
0.1
2,989
NRG Energy, Inc.
165,351
0.2
1,232
OGE Energy Corp.
40,545
0.0
699  Pinnacle West Capital
Corp.
47,763
0.1
1,121
PPL Corp.
29,561
0.0
1,002  Public Service
Enterprise Group, Inc.
62,525
0.1
428  WEC Energy Group,
Inc.
33,594
0.0
21,244
Xcel Energy, Inc.
1,119,346
1.1
3,557,175
3.5
Total Common Stock
(Cost $88,802,028)
99,550,386
98.0
EXCHANGE-TRADED FUNDS : 0.4%
5,434  iShares Russell Mid-
Cap ETF
439,122
0.4
Total Exchange-Traded
Funds
(Cost $431,908)
439,122
0.4
Total Long-Term
Investments
(Cost $89,233,936)
99,989,508
98.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.2%
Repurchase Agreements : 0.1%
104,674
(4)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
02/29/2024, 5.300%,
due 03/01/2024
(Repurchase
Amount $104,689,
collateralized
by various U.S.
Government
Securities, 0.000%-
5.571%, Market
Value plus accrued
interest $106,767, due
10/31/24-08/15/53)
104,674
0.1
Total Repurchase
Agreements
(Cost $104,674)
104,674
0.1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.1%
1,993,974
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.200%
$ 1,993,974
2.0
140,000
(5)
Goldman Sachs
Financial Square
Government Fund,
Institutional Class,
5.190%
140,000
0.1
Total Mutual Funds
(Cost $2,133,974)
2,133,974
2.1
Total Short-Term
Investments
(Cost $2,238,648)
2,238,648
2.2
Total Investments in
Securities
(Cost $91,472,584) $ 102,228,156 100.6
Liabilities in Excess
of Other Assets (584,955) (0.6)
Net Assets $ 101,643,201 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Investment in affiliate.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of February 29, 2024.

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)

Voya VACS Series MCV Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 29, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 29, 2024
Asset Table
Investments, at fair value
Common Stock* $ 99,550,386 $ — $ — $ 99,550,386
Exchange-Traded Funds 439,122 — — 439,122
Short-Term Investments 2,133,974 104,674 — 2,238,648
Total Investments, at fair value $ 102,123,482 $ 104,674 $ — $ 102,228,156
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 29, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/29/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Financial, Inc.
$ 32,408 $ 28,375 $ (32,670) $ (1,931) $ 26,182 $ — $ 579 $ —
$ 32,408 $ 28,375 $ (32,670) $ (1,931) $ 26,182 $ — $ 579 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 13,346,732
Gross Unrealized Depreciation (2,591,160)
Net Unrealized Appreciation $ 10,755,572